GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Australia – 1.6%
899,842	CSL Ltd. (Biotechnology)	$ 175,021,655

Canada – 4.0%
7,429,942	Algonquin Power & Utilities Corp. (Multi-Utilities)	102,508,737
7,534,661	Barrick Gold Corp. (Metals & Mining)	217,827,050
2,541,124	Fortis, Inc. (Electric Utilities)	103,488,980

		423,824,767

China – 11.9%
4,367,197	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	137,025,338
1,730,489	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	434,387,349
4,040,984	Meituan Dianping Class B* (Internet & Direct Marketing Retail)	100,000,173
2,759,756	NetEase, Inc. (Entertainment)	50,136,594
110,378	NetEase, Inc. ADR (Entertainment)	50,599,483
7,247,953	Tencent Holdings Ltd. (Interactive Media & Services)	497,196,197

		1,269,345,134

Denmark – 8.7%
836,463	Coloplast A/S Class B (Health Care Equipment & Supplies)	142,781,924
1,017,861	Genmab A/S* (Biotechnology)	350,354,293
6,575,036	Novo Nordisk A/S Class B (Pharmaceuticals)	431,405,007

		924,541,224

France – 7.1%
2,544,505	Air Liquide SA (Chemicals)	418,520,754
629,456	L’Oreal SA (Personal Products)	211,262,984
718,986	Pernod Ricard SA (Beverages)	123,557,561

		753,341,299

Germany – 4.9%
1,084,202	Deutsche Boerse AG (Capital Markets)	197,263,842
266,879	SAP SE (Software)	42,127,743
1,746,500	SAP SE ADR (Software)	278,077,730

		517,469,315

Italy – 2.2%
25,171,852	Enel SpA (Electric Utilities)	230,587,415

Shares	Description	Value

Common Stocks – (continued)
Japan – 1.2%
296,133	Nintendo Co. Ltd. (Entertainment)	$ 130,242,289

Netherlands – 3.9%
1,175,325	ASML Holding NV (Semiconductors & Semiconductor Equipment)	417,872,263

South Korea – 1.3%
2,803,838	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	137,034,330

Spain – 5.4%
7,395,009	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	465,400,445
8,564,802	Iberdrola SA (Electric Utilities)	110,702,517

		576,102,962

Sweden(a) – 0.3%
529,660	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)	35,943,155

Switzerland – 10.7%
261,670	Lonza Group AG (Life Sciences Tools & Services)	163,631,418
3,836,092	Nestle SA (Food Products)	456,194,587
1,022,698	Novartis AG (Pharmaceuticals)	84,236,797
559,565	Roche Holding AG (Pharmaceuticals)	193,808,972
200,360	Sika AG (Chemicals)	44,025,511
17,167,280	UBS Group AG (Capital Markets)	202,243,905

		1,144,141,190

Taiwan – 2.0%
14,509,818	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	211,170,051

United Kingdom – 12.2%
4,472,917	AstraZeneca PLC (Pharmaceuticals)	494,166,037
8,579,527	British American Tobacco PLC (Tobacco)	283,538,890
3,721,774	Diageo PLC (Beverages)	136,182,016
3,443,193	London Stock Exchange Group PLC (Capital Markets)	380,331,135

		1,294,218,078

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 18.4%
3,283,838	Abbott Laboratories (Health Care Equipment & Supplies)	$ 330,485,456
65,524	Alphabet, Inc. Class A* (Interactive Media & Services)	97,496,436
65,710	Alphabet, Inc. Class C* (Interactive Media & Services)	97,445,302
220,480	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	115,727,747
262,395	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	206,106,025
574,465	Mastercard, Inc. Class A (IT Services)	177,239,686
212,007	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	238,427,312
723,723	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	307,285,549
2,764,887	Philip Morris International, Inc. (Tobacco)	212,370,971
921,896	Visa, Inc. Class A (IT Services)	175,528,998

		1,958,113,482

TOTAL COMMON STOCKS (Cost $8,372,190,270)		$10,198,968,609

Shares	Description	Expiration Date	Value

Rights* – 0.3%
Spain – 0.3%
Cellnex Telecom SA (Diversified Telecommunication Services)
7,395,009		08/06/20	$ 30,923,892
(Cost $0)

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
300,595,290	0.130%	$ 300,595,290
(Cost $300,595,290)

TOTAL INVESTMENTS – 98.9% (Cost $8,672,785,560)		$10,530,487,791

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		111,976,195

NET ASSETS – 100.0%		$10,642,463,986

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Notes to Financial Statements

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurement — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Notes to Financial Statements (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of July 31, 2020:

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$535,123,426	$1,212,668,378	$—
Australia and Oceania	—	175,021,655	—
Europe	278,077,730	5,616,139,171	—
North America	2,143,510,937	—	—
South America	238,427,312	—	—
Rights	—	30,923,892	—
Investment Company	300,595,290	—	—

Total	$3,495,734,695	$7,034,753,096	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Notes to Financial Statements (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.